STOCK-BASED COMPENSATION - STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense included in operation and maintenance expense	$ 6,536	$ 9,796	$ 12,845
Income tax benefit	(1,900)	(2,848)	(3,734)
Total, net of tax	4,636	6,948	9,111
Tax benefit of delivered shares from stock based compensation	647	1,290	2,950
Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense included in operation and maintenance expense	1,943	5,804	3,526
Restricted and non-restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense included in operation and maintenance expense	2,868	2,492	2,191
Deferred retention stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense included in operation and maintenance expense	$ 1,725	$ 1,500	$ 7,128